Loans and Financing	9 Months Ended
Sep. 30, 2025
Loans and Financing [Abstract]
Loans and financing

16 Loans and financing

	Average			Payment	Current		Non-current
Type	annual interest rate	Currency	Index	terms / non- current debt	September 30, 2025	December 31, 2024	September 30, 2025	December 31, 2024

Foreign currency
ACC - Advances on exchange	5.04%	USD	—	2025	241,272	1,015,010	—	—
Prepayment	5.69%	USD	SOFR	2025 - 27	—	100,296	—	—
FINIMP	5.46%	EUR	Euribor	2025	—	614	—	—
Working Capital - Dollars	4.14%	USD	SOFR	2030	2,435	6,238	1,925	2,223
CRA - Agribusiness Receivables Certificates	5.36%	USD	—	2029	2,554	719	100,361	65,189
Export credit note	4.94%	USD	SOFR	2025	251,707	102,367	—	—
Others	6.88%	Several	Several	-	2,087	3,584	1,736	1,691
					500,055	1,228,828	104,022	69,103
Local currency
FINAME	6.00%	BRL	—	2025	—	5	—	—
Notes 2.50% JBS Fin 2027	2.50%	USD	—	2027	544	11,458	105,133	990,319
Notes 5.13% JBS Lux 2028	5.13%	USD	—	2028	—	19,085	—	889,288
Notes 6.5% JBS Lux 2029	6.50%	USD	—	2029	—	934	—	69,842
Notes 3.00% JBS Lux 2029	3.00%	USD	—	2029	2,850	7,399	590,875	588,860
Notes 5.5% JBS Lux 2030	5.50%	USD	—	2030	—	31,312	—	1,241,293
Notes 3.75% JBS Lux 2031	3.75%	USD	—	2031	6,060	1,489	489,420	488,985
Notes 3.00% JBS Lux 2032	3.00%	USD	—	2032	11,167	3,750	984,417	982,670
Notes 3.63% JBS Fin 2032	3.63%	USD	—	2032	7,219	16,096	956,900	955,546
Notes 5.75% JBS Lux 2033	5.75%	USD	—	2033	47,242	23,621	1,629,438	1,626,266
Notes 6.75% JBS Lux 2034	6.75%	USD	—	2034	3,956	30,068	1,487,415	1,485,757
Notes 5.95% JBS USA 2035	5.95%	USD	—	2035	40,989	—	986,961	—
Notes 4.38% JBS Lux 2052	4.38%	USD	—	2052	6,234	16,188	888,030	887,691
Notes 6.50% JBS Lux 2052	6.50%	USD	—	2052	32,981	8,106	1,526,693	1,526,099
Notes 7.25% JBS Lux 2053	7.25%	USD	—	2053	24,288	8,038	883,647	883,217
Notes 5.5% JBS Lux 2036	5.50%	USD	—	2036	16,424	—	1,230,880	—
Notes 6.25% JBS Lux 2056	6.25%	USD	—	2056	18,663	—	1,234,907	—
Notes 6.38% JBS Lux 2066	6.38%	USD	—	2066	15,229	—	983,964	—
Notes 6.38% JBS USA 2055	6.38%	USD	—	2055	4,516	—	730,609	—
Notes 4.25% PPC 2031	4.25%	USD	—	2031	15,415	7,577	786,715	844,203
Notes 3.50% PPC 2032	3.50%	USD	—	2032	2,449	10,413	892,658	892,253
Notes 6.25% PPC 2033	6.25%	USD	—	2033	14,094	30,285	910,519	966,001
Notes 6.88% PPC 2034	6.88%	USD	—	2034	12,795	4,201	487,215	486,078
Working Capital - Euros	2.48%	EUR	Euribor	2025 - 28	37,959	21,789	14,681	8,684
Working Capital - Pounds	5.65%	GBP	—	2025	9,543	—	—	—
Export credit note	16.76%	BRL	CDI	2025 - 30	902	858	463	847
CDC - Direct credit to consumers	16.64%	BRL	—	2028	1,590	9,346	27	815
Livestock financing - Pre	10.83%	BRL	—	2025	—	341,493	—	—
Livestock financing	14.90%	BRL	CDI	2026	114,174	—	—	—
CRA - Agribusiness Receivables Certificates	7.05%	BRL	IPCA	2029-55	15,933	11,415	1,744,717	1,218,300
Commercial Paper	5.00%	—	—	-	—	202,144	—	—
Others	0.44%	Several	Several	-	36,137	38,327	118,929	140,454
Total					499,353	855,397	19,665,213	17,173,468

					999,408	2,084,225	19,769,235	17,242,571

Average annual interest rate: Refers to the weighted average nominal cost of interest at the reporting date. The loans and financings are fixed by a fixed rate or indexed to rates: CDI, TJLP (the Brazilian government’s long-term interest rate), LIBOR and EURIBOR, among others.

The availability of revolving credit facilities for JBS USA was US$2.9 billion as of September 30, 2025 (US$2.9 billion as of December 31, 2024). In Brazil, the availability of revolving credit facilities was US$500,000 (US$500,000 at December 31, 2024).

The non-current portion of the principal payment schedule of loans and financing is as follows:

Maturity	September 30, 2025

2026	11,208
2027	131,923
2028	104,538
2029	642,609
2030	149,214
Maturities after 2030	18,729,743
19,769,235

16.1 Guarantees and contractual restrictions (“covenants”)

The Group was in compliance with all of its financial debt covenants restrictions as of September 30, 2025.